Revenue	12 Months Ended
Dec. 31, 2025
Information
Revenue

6.Revenue

	Turkcell Türkiye		Techfin		Other		Intersegment Eliminations		Consolidated
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Telecommunication services	199,161,698	179,628,578	—	—	5,501,850	4,768,363	(216,417)	(280,026)	204,447,131	184,116,915
Equipment revenues	18,934,975	17,715,566	—	—	349,285	268,468	(12,702)	(14,507)	19,271,558	17,969,527
Revenue from financial services	—	—	13,688,815	11,300,922	—	—	(1,232,267)	(1,068,600)	12,456,548	10,232,322
Other	2,222,803	2,398,253	—	—	8,288,528	5,937,727	(5,215,747)	(2,494,714)	5,295,584	5,841,266
Total	220,319,476	199,742,397	13,688,815	11,300,922	14,139,663	10,974,558	(6,677,133)	(3,857,847)	241,470,821	218,160,030

	Turkcell Türkiye		Techfin		Other		Intersegment Eliminations		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Telecommunication services	179,628,578	162,586,486	—	—	4,768,363	4,320,270	(280,026)	(379,595)	184,116,915	166,527,161
Equipment revenues	17,715,566	21,230,404	—	—	268,468	346,012	(14,507)	(42,561)	17,969,527	21,533,855
Revenue from financial services	—	—	11,300,922	8,633,914	—	—	(1,068,600)	(784,783)	10,232,322	7,849,131
Other	2,398,253	2,440,762	—	—	5,937,727	6,737,927	(2,494,714)	(2,659,883)	5,841,266	6,518,806
Total	199,742,397	186,257,652	11,300,922	8,633,914	10,974,558	11,404,209	(3,857,847)	(3,866,822)	218,160,030	202,428,953

Revenue from financial services comprise of interest income generated from consumer financing activities, The Group has interest income amounting to TL 5,421,155, TL 5,455,388 and TL 3,824,709, for the years ended 31 December 2025, 2024 and 2023, respectively.

	31 December 2025
	Turkcell			Intersegment
	Turkiye	Techfin	Other	eliminations	Consolidated
Telecommunication Services	199,161,698	—	5,501,850	(216,417)	204,447,131
At a point in time	1,635,865	—	9,037	—	1,644,902
Over time	197,525,833	—	5,492,813	(216,417)	202,802,229
Equipment Related	18,934,975	—	349,285	(12,702)	19,271,558
At a point in time	18,040,795	—	349,285	(12,702)	18,377,378
Over time	894,180	—	—	—	894,180
Revenue from financial operations	—	13,688,815	—	(1,232,267)	12,456,548
At a point in time	—	8,129,149	—	(1,194,728)	6,934,421
Over time	—	5,559,666	—	(37,539)	5,522,127
Other	2,222,803	—	8,288,528	(5,215,747)	5,295,584
At a point in time	370,774	—	5,895	(2,015)	374,654
Over time	1,852,029	—	8,282,633	(5,213,732)	4,920,930
Total	220,319,476	13,688,815	14,139,663	(6,677,133)	241,470,821
At a point in time	20,047,434	8,129,149	364,217	(1,209,445)	27,331,355
Over time	200,272,042	5,559,666	13,775,446	(5,467,688)	214,139,466

6. Revenue (continued)

	31 December 2024
	Turkcell			Intersegment
	Turkiye	Techfin	Other	eliminations	Consolidated
Telecommunication Services	179,628,578	—	4,768,363	(280,026)	184,116,915
At a point in time	1,162,258	—	7,910	—	1,170,168
Over time	178,466,320	—	4,760,453	(280,026)	182,946,747
Equipment Related	17,715,566	—	268,468	(14,507)	17,969,527
At a point in time	16,885,389	—	268,468	(14,507)	17,139,350
Over time	830,177	—	—	—	830,177
Revenue from financial operations	—	11,300,922	—	(1,068,600)	10,232,322
At a point in time	—	5,689,927	—	(984,127)	4,705,800
Over time	—	5,610,995	—	(84,473)	5,526,522
Other	2,398,253	—	5,937,727	(2,494,714)	5,841,266
At a point in time	436,886	—	48,541	(5,081)	480,346
Over time	1,961,367	—	5,889,186	(2,489,633)	5,360,920
Total	199,742,397	11,300,922	10,974,558	(3,857,847)	218,160,030
At a point in time	18,484,533	5,689,927	324,919	(1,003,715)	23,495,664
Over time	181,257,864	5,610,995	10,649,639	(2,854,132)	194,664,366

	31 December 2023
	Turkcell			Intersegment
	Turkiye	Techfin	Other	eliminations	Consolidated
Telecommunication Services	162,586,486	—	4,320,270	(379,595)	166,527,161
At a point in time	2,752,270	—	5,441	—	2,757,711
Over time	159,834,216	—	4,314,829	(379,595)	163,769,450
Equipment Related	21,230,404	—	346,012	(42,561)	21,533,855
At a point in time	20,260,290	—	346,012	(42,561)	20,563,741
Over time	970,114	—	—	—	970,114
Revenue from financial operations	—	8,633,914	—	(784,783)	7,849,131
At a point in time	—	4,203,924	—	(710,770)	3,493,154
Over time	—	4,429,990	—	(74,013)	4,355,977
Other	2,440,762	—	6,737,927	(2,659,883)	6,518,806
At a point in time	220,110	—	58,716	—	278,826
Over time	2,220,652	—	6,679,211	(2,659,883)	6,239,980
Total	186,257,652	8,633,914	11,404,209	(3,866,822)	202,428,953
At a point in time	23,232,670	4,203,924	410,169	(753,331)	27,093,432
Over time	163,024,982	4,429,990	10,994,040	(3,113,491)	175,335,521